Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
License (Type 4 and Type 9)	$ 270,071	$ 270,795